Disaggregation of revenue	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disaggregation of revenue	Disaggregation of revenue:
The Corporation's operations and main revenue streams are the same as those described in note 4. The Corporation's revenue is derived from contracts with customers.

In the following table, revenue is disaggregated by geographical market, by market application, and by timing of revenue recognition.
21. Disaggregation of revenue (cont'd):

	December 31,	December 31,
	2019	2018
Geographical markets
China	$47,132	$30,791
Europe	41,856	37,590
North America	14,266	23,871
Other	3,073	4,334
	$106,327	$96,586
Market application
Heavy Duty Motive	35,363	39,464
Portable Power	604	7,109
Material Handling	10,758	8,010
Back Up Power	2,982	2,426
Technology Solutions	56,620	39,577
	$106,327	$96,586
Timing of revenue recognition
Products transferred at a point in time	47,250	53,729
Products and services transferred over time	59,077	42,857
	$106,327	$96,586